Accrued Liabilities Narrative (Details) CAD in Millions, $ in Millions	3 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
Accrued Liabilities [Abstract]
Candadian Government Amendment Arrangements, Annual Payment Amount		$ 245	CAD 327
Canadian Government Amendment Arrangements, Expense	$ 867
Canadian Government Amendment Arrangements, Remaining Liability	$ 626	$ 477